CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($)	Total	Series H-1 Preferred Stock [Member]	Series F And F1 Preferred Stock [Member]	Series G And G1 Preferred Stock [Member]	Series F Preferred Stock [Member]	Series F1 Preferred Stock [Member]	Series G Preferred Stock [Member]	Series G1 Preferred Stock [Member]	Series H Preferred Stock [Member]	Series H-2 Preferred Stock [Member]	Series H-2 Convertible Preferred Stock [Member]	Series H-3 Preferred Stock [Member]	Series H-1 Convertible Preferred Stock [Member]	Series F-1 And G-1 Convertible Stock [Member]	Series H-3 Convertible Preferred Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series H-1 Preferred Stock [Member]	Preferred Stock [Member] Series F And F1 Preferred Stock [Member]	Preferred Stock [Member] Series G And G1 Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Preferred Stock [Member] Series F1 Preferred Stock [Member]	Preferred Stock [Member] Series G Preferred Stock [Member]	Preferred Stock [Member] Series G1 Preferred Stock [Member]	Preferred Stock [Member] Series H Preferred Stock [Member]	Preferred Stock [Member] Series H-2 Preferred Stock [Member]	Preferred Stock [Member] Series H-2 Convertible Preferred Stock [Member]	Preferred Stock [Member] Series H-3 Preferred Stock [Member]	Preferred Stock [Member] Series H-1 Convertible Preferred Stock [Member]	Preferred Stock [Member] Series F-1 And G-1 Convertible Stock [Member]	Preferred Stock [Member] Series H-3 Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series H-1 Preferred Stock [Member]	Common Stock [Member] Series F And F1 Preferred Stock [Member]	Common Stock [Member] Series G And G1 Preferred Stock [Member]	Common Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member] Series F1 Preferred Stock [Member]	Common Stock [Member] Series G Preferred Stock [Member]	Common Stock [Member] Series G1 Preferred Stock [Member]	Common Stock [Member] Series H Preferred Stock [Member]	Common Stock [Member] Series H-2 Preferred Stock [Member]	Common Stock [Member] Series H-2 Convertible Preferred Stock [Member]	Common Stock [Member] Series H-3 Preferred Stock [Member]	Common Stock [Member] Series H-1 Convertible Preferred Stock [Member]	Common Stock [Member] Series F-1 And G-1 Convertible Stock [Member]	Common Stock [Member] Series H-3 Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series H-1 Preferred Stock [Member]	Additional Paid-in Capital [Member] Series F And F1 Preferred Stock [Member]	Additional Paid-in Capital [Member] Series G And G1 Preferred Stock [Member]	Additional Paid-in Capital [Member] Series F Preferred Stock [Member]	Additional Paid-in Capital [Member] Series F1 Preferred Stock [Member]	Additional Paid-in Capital [Member] Series G Preferred Stock [Member]	Additional Paid-in Capital [Member] Series G1 Preferred Stock [Member]	Additional Paid-in Capital [Member] Series H Preferred Stock [Member]	Additional Paid-in Capital [Member] Series H-2 Preferred Stock [Member]	Additional Paid-in Capital [Member] Series H-2 Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Series H-3 Preferred Stock [Member]	Additional Paid-in Capital [Member] Series H-1 Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Series F-1 And G-1 Convertible Stock [Member]	Additional Paid-in Capital [Member] Series H-3 Convertible Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series H-1 Preferred Stock [Member]	Accumulated Deficit [Member] Series F And F1 Preferred Stock [Member]	Accumulated Deficit [Member] Series G And G1 Preferred Stock [Member]	Accumulated Deficit [Member] Series F Preferred Stock [Member]	Accumulated Deficit [Member] Series F1 Preferred Stock [Member]	Accumulated Deficit [Member] Series G Preferred Stock [Member]	Accumulated Deficit [Member] Series G1 Preferred Stock [Member]	Accumulated Deficit [Member] Series H Preferred Stock [Member]	Accumulated Deficit [Member] Series H-2 Preferred Stock [Member]	Accumulated Deficit [Member] Series H-2 Convertible Preferred Stock [Member]	Accumulated Deficit [Member] Series H-3 Preferred Stock [Member]	Accumulated Deficit [Member] Series H-1 Convertible Preferred Stock [Member]	Accumulated Deficit [Member] Series F-1 And G-1 Convertible Stock [Member]	Accumulated Deficit [Member] Series H-3 Convertible Preferred Stock [Member]
Balance at Apr. 30, 2015	$ (1,049,702)															$ 5,120,697															$ 98															$ 70,380,397															$ (76,550,894)
Balance (in shares) at Apr. 30, 2015																16,126															982,660
Share based compensation	2,506,239															$ 0															$ 5															2,506,234															0
Share based compensation (in shares)																0															47,969
Issuance of preferred stock and warrants for cash, net of offering costs		$ 1,575,000															$ 1,575,000															$ 0															$ 0															$ 0
Issuance of preferred stock and warrants for cash, net of offering costs (in shares)																	8,532															0
Issuance of warrants with preferred stock		0															$ (841,405)															$ 0															841,405															0
Beneficial conversion feature of convertible preferred stock													$ 0															$ (703,770)															$ 0															$ 703,770															$ 0
Deemed dividends related to immediate accretion of beneficial conversion feature of convertible preferred stock													0															703,770															0															0															(703,770)
Conversion of Series preferred stock to common stock		0			$ 0	$ 0	$ 0	$ 0	$ 0								$ (75,000)			$ (1,589,933)	$ (1,702,808)	$ (731,706)	$ (1,096,250)	$ (892,738)								$ 4			$ 24	$ 26	$ 12	$ 17	$ 58								74,996			$ 1,589,909	$ 1,702,782	$ 731,694	$ 1,096,233	$ 892,680								0			$ 0	$ 0	$ 0	$ 0	$ 0
Conversion of Series preferred stock to common stock (in shares)																	(413)			(5,268)	(5,642)	(2,088)	(3,128)	(5,797)								41,300			239,454	256,456	116,453	174,457	579,700
Dividend declared on preferred stock	(4,742,768)		$ (159,215)	$ (126,198)														$ 0	$ 0														$ 0	$ 0														$ 0	$ 0														$ (159,215)	$ (126,198)
Make-whole amount on conversion of preferred F-1 and G-1 shares														$ (4,457,355)															$ 0															$ 0															$ 0															$ (4,457,355)
Conversion of a portion of the dividends payable related to Series preferred stock	4,457,356				$ 313,186	$ 311,791	$ 129,656	$ 208,325								$ 0				$ 0	$ 0	$ 0	$ 0								$ 21				$ 1	$ 1	$ 1	$ 1								4,457,335				$ 313,185	$ 311,790	$ 129,655	$ 208,324								0				$ 0	$ 0	$ 0	$ 0
Conversion of a portion of the dividends payable related to Series preferred stock (in Shares)																0				0	0	0	0								204,865				13,959	14,291	7,022	11,154
Fractional shares issued on reverse split	0															$ 0															$ 0															0															0
Fractional shares issued on reverse split (in shares)																0															1,315
Reclassification adjustments of other comprehensive loss on sale of China operations	0															$ 0															$ 0															0															0
Reclassification adjustments of net loss attributable to noncontrolling interest on sale of China Operations	0															0															0															0															0
Net loss	(2,782,779)															0															0															0															(2,782,779)
Balance at Apr. 30, 2016	2,225,304															$ 1,105,586															$ 269															85,940,389															(84,820,940)
Balance (in shares) at Apr. 30, 2016																10,757															2,691,055
Deemed dividend on conversion of convertible preferred stock to common stock													0															40,729															0															0															(40,729)
Conversion of convertible note to Series preferred stock									1,299,000															$ 1,299,000															$ 0															0															0
Conversion of convertible note to Series preferred stock (in shares)																								8,435															0
Share based compensation	602,431															$ 0															$ 2															602,429															0
Share based compensation (in shares)																0															15,104
Issuance of preferred stock and warrants for cash, net of offering costs										$ 429,631		$ 1,033,011													$ 461,969		$ 1,033,011													$ 0		$ 0													$ (32,338)		$ 0													$ 0		$ 0
Issuance of preferred stock and warrants for cash, net of offering costs (in shares)																									3,305		7,017													0		0
Issuance of warrants with preferred stock										$ 0		$ 0													$ (231,248)		$ (557,826)													$ 0		$ 0													$ 231,248		$ 557,826													$ 0		$ 0
Beneficial conversion feature of convertible preferred stock											$ 0				$ 0											$ (183,284)				$ (476,375)											$ 0				$ 0											$ 183,284				$ 476,375											$ 0				$ 0
Deemed dividends related to immediate accretion of beneficial conversion feature of convertible preferred stock											$ 0				$ 0											$ 183,284				$ 476,375											$ 0				$ 0											$ 0				$ 0											$ (183,284)				$ (476,375)
Conversion of Series preferred stock to common stock		$ 0							$ 0								$ (639,500)							$ (405,020)								$ 38							$ 26								$ 639,462							$ 404,994								$ 0							$ 0
Conversion of Series preferred stock to common stock (in shares)																	(3,830)							(2,630)								383,000							263,000
Dividend declared on preferred stock	0
Net loss	(1,218,829)															$ 0															$ 0															0															(1,218,829)
Balance at Apr. 30, 2017	3,071,548															$ 1,144,678															$ 335															$ 89,003,669															$ (87,077,134)
Balance (in shares) at Apr. 30, 2017																14,619															3,352,159
Deemed dividend on conversion of convertible preferred stock to common stock													$ 0															$ 377,706															$ 0															$ 0															$ (377,706)
Net loss	(440,078)
Balance at Jul. 31, 2017	$ 2,631,470